Deposits - Summary of Noninterest Bearing and Interest Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Non-interest bearing	$ 1,269,296	$ 1,193,553
Interest bearing	3,858,704	3,596,441
Total deposits	$ 5,128,000	$ 4,789,994	$ 4,716,032